Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 16, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Schedule of Other Related Party Transactions [Line Items]
Issuance of notes to related parties					$ 8,399
Cash portion of issuance of notes to related parties					4,765
Non-cash portion of issuance of notes to related parties		5,250	12,320	5,250	3,634
Accrued interest					229
Convertible notes held by investors					8,257
Number of voting common shares issued in conversion of notes	629,061			6,400,000
Interest expense			62	105
Scenario, Previously Reported [Member]
Schedule of Other Related Party Transactions [Line Items]
Issuance of notes to related parties					8,028
Cash portion of issuance of notes to related parties					4,517
Non-cash portion of issuance of notes to related parties					$ 3,511
Class B Restricted Voting Common Shares [Member]
Schedule of Other Related Party Transactions [Line Items]
Number of voting common shares issued in conversion of notes	1,678,786